Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 2,183
Operating expenses
General and administrative	1,579,137	1,469,044
Amortization expense	1,175,726	667,883
Consulting fees	543,253	366,929
Total operating expenses	3,298,116	2,503,856
OPERATING LOSS	(3,295,933)	(2,503,856)
Other income (expenses)
Interest expense	(416,018)	(414,673)
Interest expense – related party	(44,528)
Other income		169,655
Total other expense	(460,546)	(245,018)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(3,756,479)	(2,748,874)
Provision for income taxes
Net loss	(3,756,479)	(2,748,874)
Less: loss attributable to the noncontrolling interest	1,280,959	630,262
Net loss attributable to Ehave, Inc. stockholders	(2,475,520)	(2,118,612)
Other comprehensive loss
Foreign exchange translation adjustment	(27,491)	48,886
Total other comprehensive loss	(27,491)	48,886
Comprehensive loss	$ (3,783,970)	$ (2,699,988)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic	$ (0.002)	$ (0.006)
Diluted	$ (0.002)	$ (0.006)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	1,316,810,694	359,571,047
Diluted	1,316,810,694	359,571,047